Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Net Income (Loss)	$ (2,709,596)	$ (3,688,346)	$ (824,224)